Note 5 - Premises and Equipment - Classifications of Premises and Equipment 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Premises and equipment, gross	$ 17,226	$ 17,038	$ 16,867
Less accumulated depreciation	(8,853)	(8,493)	(8,043)
Net	8,373	8,545	8,824
Land [Member]
Premises and equipment, gross	2,476	2,476	2,476
Construction in Progress [Member]
Premises and equipment, gross	0	7	0
Building [Member]
Premises and equipment, gross	10,177	10,121	10,087
Furniture and Fixtures [Member]
Premises and equipment, gross	4,387	4,272	4,142
Vehicles [Member]
Premises and equipment, gross	$ 186	$ 162	$ 162